Description of Business, Basis of Presentation and Significant Accounting Policies (Diluted Net Income Per Common Share) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Numerator:
Net income attributable to Lions Gate Entertainment Corp. shareholders	$ 91.3	$ 193.0	$ 15.5	$ 173.8	$ 61.6	$ (30.6)	$ (17.5)	$ 1.3	$ 473.6	$ 14.8	$ 50.2
Interest on convertible notes, net of tax									0.5	0.0	0.5
Numerator for diluted net income per common share									$ 474.1	$ 14.8	$ 50.7
Denominator:
Weighted average common shares outstanding (in shares)									208.4	165.0	148.5
Conversion of notes (in shares)									2.1	0.0	2.1
Share purchase options (in shares)									7.5	3.5	3.1
Restricted share units (in shares)									0.7	0.3	0.4
Contingently issuable shares (in shares)									1.7	3.4	0.0
Adjusted weighted average common shares outstanding (in shares)									220.4	172.2	154.1
Diluted net income per common share (in usd per share)	$ 0.41	$ 0.87	$ 0.07	$ 0.80	$ 0.28	$ (0.19)	$ (0.12)	$ 0.01	$ 2.15	$ 0.09	$ 0.33